Taxes - Tax Loss Carry-forwards (Detail) kr in Millions	Dec. 31, 2019 SEK (kr)
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	kr 33,744
Tax value	7,221
2020 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	94
Tax value	29
2021 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	177
Tax value	44
2022 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	320
Tax value	95
2023 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	32
Tax value	7
2024 [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	155
Tax value	45
2025 and later [member]
Disclosure Of Income Taxes [line items]
Tax loss carry-forwards	32,966
Tax value	kr 7,001